SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2017
SHARE-BASED COMPENSATION
Summary of restricted share units activities

	Number of Restricted Shares	Weighted-Average Grant-Date Fair Value
		US$
Outstanding at January 1, 2016	—	—
Granted	4,034,100	7.25
Vested	(2,512,300)	7.25
Forfeited	(74,600)	7.25

Outstanding at December 31, 2016	1,447,200	7.25

Granted	3,744,782	12.50
Vested	(1,831,124)	11.13
Forfeited	(133,430)	10.10

Outstanding at December 31, 2017	3,227,428	11.02